STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance of Ordinary shares and Warrants, issuance expenses	$ 353